Revenue - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disaggregation of Revenue [Line Items]
Increase in contract with customer, asset	$ 1,436.2	$ 1,121.7
Contract assets, transfer to accounts receivable	1,127.3	709.8
Performance obligation satisfied in previous period	$ 2,616.9	$ 2,179.4	$ 1,866.6
Four Customers | Revenue from Contract with Customer Benchmark | Customer Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration risk		49.00%
Largest Customer | Revenue from Contract with Customer Benchmark | Customer Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration risk	16.00%	17.00%	21.00%
Largest Customer | Accounts Receivable | Customer Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration risk	22.00%	26.00%
Second Largest Customer | Revenue from Contract with Customer Benchmark | Customer Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration risk	14.00%	11.00%	11.00%
Second Largest Customer | Accounts Receivable | Customer Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration risk	12.00%	19.00%
Third Largest Customer | Revenue from Contract with Customer Benchmark | Customer Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration risk	12.00%	11.00%	10.00%
Third Largest Customer | Accounts Receivable | Customer Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration risk	11.00%	12.00%
Fourth Largest Customer | Revenue from Contract with Customer Benchmark | Customer Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration risk		10.00%
Fourth Largest Customer | Accounts Receivable | Customer Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration risk	10.00%
Three Largest Customers | Revenue from Contract with Customer Benchmark | Customer Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration risk	42.00%		42.00%